THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                  ON THE FORM 13F FILED ON FEBRUARY 14, 2005
                           PURSUANT TO A REQUEST FOR
                     CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON AUGUST 15, 2005


                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2004
                                              ------------------------------

Check here if Amendment [X  ]; Amendment Number:       4
                                                  -------------

   This Amendment (Check only one.):      [ ] is a restatement.
                                          [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Chesapeake Partners Management Co., Inc.
Address:  1829 Reisterstown Road
          Suite 420
          Baltimore, Maryland  21208

Form 13F File Number: 028-04120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark D. Lerner
Title:  Vice President
Phone:  (410) 602-0195

Signature, Place, and Date of Signing:

/s/ Mark D. Lerner                 Baltimore, Maryland           08/15/2005
------------------------------     ----------------------------  -------------
      [Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    20
                                           ------------------------------

Form 13F Information Table Value Total:    $498,565
                                           ------------------------------
                                                    (thousands)

--------------------------------------------------------------------------------
We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.
--------------------------------------------------------------------------------

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                  CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                      FORM 13F INFORMATION TABLE
                                                   FOR THE QUARTER ENDED DECEMBER 31, 2004

      COLUMN 1          COLUMN 2   COLUMN 3     COLUMN 4          COLUMN 5             COLUMN 6    COLUMN 7          COLUMN 8
------------------- ------------- ----------- ------------ -------------------------  ----------- ------------ ---------------------
                        TITLE                    VALUE       SHRS OR   SH/    PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS      CUSIP      (x$1000)     PRN AMT   PRN    CALL    DISCRETION   MANAGERS    SOLE     SHARED  NONE
------------------- ------------- ----------- ------------ ---------- ------ -------  ----------- ------------ -------  ------ -----

Alico, Inc.            Common      016230104      1,633       27,900   SH               SOLE                    SOLE
------------------------------------------------------------------------------------------------------------------------------------

Caesars Entert., Inc.  Common      127687101     12,804      600,000   SH               SOLE                    SOLE
------------------------------------------------------------------------------------------------------------------------------------

Hollinger Int'l Inc.   Common      435569108     28,111    1,792,800   SH               SOLE                    SOLE
------------------------------------------------------------------------------------------------------------------------------------

Lions Gate Ent.        Common      535919203        796       75,000   SH               SOLE                    SOLE
------------------------------------------------------------------------------------------------------------------------------------

Loews Corporation      Common      540424108     41,547      591,000   SH               SOLE                    SOLE
------------------------------------------------------------------------------------------------------------------------------------

Magnum Hunter          Common      55972F203        258       20,000   SH               SOLE                    SOLE
------------------------------------------------------------------------------------------------------------------------------------

Mylan Labs, Inc.       Common      628530107     44,737    2,530,400   SH               SOLE                    SOLE
------------------------------------------------------------------------------------------------------------------------------------

Nextel Comm.           Common      65332V103     54,834    1,827,800   SH               SOLE                    SOLE
------------------------------------------------------------------------------------------------------------------------------------

Nextel Comm.           Common      65332V103      3,000      100,000   SH      CALL     SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------

Noranda, Inc.          Common      655422103      9,193      524,300   SH               SOLE                    SOLE
------------------------------------------------------------------------------------------------------------------------------------

Ocular Sciences, Inc.  Common      675744106     38,336      782,200   SH               SOLE                    SOLE
------------------------------------------------------------------------------------------------------------------------------------

Omnicare, Inc.         Common      681904108     19,969      576,800   SH               SOLE                    SOLE
------------------------------------------------------------------------------------------------------------------------------------

Pulitzer, Inc.         Common      745769109        324        5,000   SH               SOLE                    SOLE
------------------------------------------------------------------------------------------------------------------------------------

Sprint Corp (FON)      Common      852061100     48,954    1,970,000   SH               SOLE                    SOLE
------------------------------------------------------------------------------------------------------------------------------------

Sprint Corp (FON)      Common      852061100      4,970      200,000   SH      CALL     SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------

                                                  CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
                                                      FORM 13F INFORMATION TABLE
                                                   FOR THE QUARTER ENDED DECEMBER 31, 2004

      COLUMN 1          COLUMN 2   COLUMN 3     COLUMN 4          COLUMN 5             COLUMN 6    COLUMN 7          COLUMN 8
------------------- ------------- ----------- ------------ -------------------------  ----------- ------------ ---------------------
                        TITLE                    VALUE       SHRS OR   SH/    PUT/    INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS      CUSIP      (x$1000)     PRN AMT   PRN    CALL    DISCRETION   MANAGERS    SOLE     SHARED  NONE
------------------- ------------- ----------- ------------ ---------- ------ -------  ----------- ------------ -------  ------ -----

Symantec Corporation   Common      871503108     34,390    1,335,000   SH               SOLE                    SOLE
------------------------------------------------------------------------------------------------------------------------------------

Symantec Corporation   Common      871503108      2,576      100,000   SH      CALL     SOLE                                   NONE
------------------------------------------------------------------------------------------------------------------------------------

Veritas Software Corp. Common      923436109    115,627    4,050,000   SH               SOLE                    SOLE
------------------------------------------------------------------------------------------------------------------------------------

VISX, Inc.             Common      92844S105     31,383    1,213,110   SH               SOLE                    SOLE
------------------------------------------------------------------------------------------------------------------------------------

WMC Resources          Common      92928R106      5,123     226,801    SH               SOLE                    SOLE
------------------------------------------------------------------------------------------------------------------------------------